Common Stock Warrants (Details) (Stock Warrant [Member], USD $)	12 Months Ended
Dec. 31, 2014
Stock Warrant [Member]
Schedule of warrant activity
Beginning Balance	2,342,500
Granted	25,000
Ending Balance, Number of Options/Warrants	3,367,500
Options/Warrants exercisable	2,367,500
Beginning Balance, Weighted Average Exercise Price	$ 2.5
Granted, Weighted Average Exercise Price	$ 0.32
Ending Balance, Weighted Average Exercise Price	$ 2.48
Exercisable, Weighted Average Exercise Price	$ 2.48